Trust Account (Details)	7 Months Ended
Dec. 31, 2020 USD ($)
Trust Account (Details) [Line Items]
Net proceeds	$ 345,000,000
Proceeds from issuance of private placement warrants In trust account	6,900,000
Cash	$ 943
Maturity date	Mar. 25, 2021
Franchise taxes	$ 105,007
Securities Investment [Member]
Trust Account (Details) [Line Items]
United states treasury bills	345,081,176
Public Offering [Member]
Trust Account (Details) [Line Items]
Net proceeds	$ 338,100,000